Subordinated loans	6 Months Ended
Jun. 30, 2019
Subordinated loans [abstract]
Subordinated loans
9 Subordinated loans

Subordinated loans by group companies
	30June2019	31December2018
ING Groep N.V.	10,651	10,355
ING Group companies	3,554	3,370
	14,205	13,724

Subordinated loans issued by ING Groep N.V. include loans issued to raise Tier 1 capital for ING Bank N.V. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.

Changes in subordinated loans
	30June2019	31December2018
Opening balance as at 1 January	13,724	15,968
Effect of changes in accounting policy		241
New issuances	1,089	1,859
Repayments	–933	–4,646
Exchange rate differences and other	324	302
Closing balance	14,205	13,724

In February 2019 ING Groep N.V. issued USD 1,125 million perpetual additional Tier 1 contingent convertible capital securities with coupon of 6.750% and first call date 16 April 2024.

In June 2019 ING Groep N.V. redeemed USD 1,045 million of 6.375% perpetual hybrid capital securities on the call date being 15 June 2019, in line with ING’s goal to continuously optimize its capital structure.

The average interest rate on subordinated loans is 4.45% (2018: 4.44%).